Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.39%
Communication services: 5.45%
Entertainment: 1.22%
Roku Incorporated †	138,900	$ 31,696,980
Interactive media & services: 4.23%
Bumble Incorporated Class A †	809,763	27,418,575
IAC/InterActiveCorp	267,215	34,927,673
ZoomInfo Technologies Incorporated †	748,357	48,044,519
		110,390,767
Consumer discretionary: 12.73%
Diversified consumer services: 1.17%
Mister Car Wash Incorporated †«	1,670,266	30,415,544
Hotels, restaurants & leisure: 3.40%
Chipotle Mexican Grill Incorporated †	32,621	57,029,663
Domino's Pizza Incorporated	55,846	31,515,573
		88,545,236
Internet & direct marketing retail: 5.86%
Etsy Incorporated †	186,218	40,770,569
Global-E Online Limited †«	766,000	48,556,740
MercadoLibre Incorporated †	47,132	63,552,789
		152,880,098
Leisure products: 1.50%
Callaway Golf Company †	1,431,091	39,269,137
Textiles, apparel & luxury goods: 0.80%
On Holding AG Class A †«	551,300	20,844,653
Financials: 3.79%
Banks: 0.92%
Silvergate Capital Corporation Class A †	162,495	24,081,759
Capital markets: 1.45%
MarketAxess Holdings Incorporated	91,810	37,758,699
Insurance: 1.42%
Goosehead Insurance Incorporated Class A	284,646	37,026,752
Health care: 23.72%
Biotechnology: 5.35%
Ascendis Pharma AS ADR †	128,847	17,333,787
CRISPR Therapeutics AG †	135,116	10,239,090
Mirati Therapeutics Incorporated †	124,684	18,289,896
Natera Incorporated †	465,799	43,500,969
ORIC Pharmaceuticals Incorporated †	469,532	6,902,120
Turning Point Therapeutics Incorporated †	263,946	12,590,224
Twist Bioscience Corporation †	191,120	14,790,777
Zentalis Pharmaceuticals Incorporated †	189,526	15,931,556
		139,578,419
See accompanying notes to portfolio of investments

Allspring Discovery Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies: 9.46%
ABIOMED Incorporated †	82,044	$ 29,467,743
DexCom Incorporated †	87,439	46,950,371
Heska Corporation †	159,939	29,187,268
Inari Medical Incorporated †	566,940	51,744,614
Insulet Corporation †	137,806	36,666,042
Shockwave Medical Incorporated †	295,265	52,654,607
		246,670,645
Health care providers & services: 3.97%
Amedisys Incorporated †	249,353	40,365,264
Oak Street Health Incorporated †«	629,221	20,852,384
Option Care Health Incorporated †	1,489,209	42,353,104
		103,570,752
Health care technology: 1.70%
Doximity Incorporated Class A †	383,160	19,207,811
Inspire Medical Systems Incorporated †	108,700	25,007,522
		44,215,333
Life sciences tools & services: 3.24%
10x Genomics Incorporated Class A †	310,186	46,205,307
Bio-Rad Laboratories Incorporated Class A †	50,633	38,256,776
		84,462,083
Industrials: 15.99%
Aerospace & defense: 1.95%
Axon Enterprise Incorporated †	323,758	50,830,006
Building products: 3.57%
Advanced Drainage Systems Incorporated	297,900	40,553,127
Trex Company Incorporated †	387,868	52,373,816
		92,926,943
Commercial services & supplies: 2.12%
Casella Waste Systems Incorporated Class A †	648,166	55,366,340
Electrical equipment: 2.15%
Generac Holdings Incorporated †	159,401	56,096,400
Professional services: 1.70%
Clarivate plc †	1,888,063	44,407,242
Road & rail: 2.16%
Saia Incorporated †	166,748	56,199,078
Trading companies & distributors: 2.34%
SiteOne Landscape Supply Incorporated †	251,857	61,019,914
Information technology: 35.79%
Electronic equipment, instruments & components: 5.45%
Cognex Corporation	508,598	39,548,580
Novanta Incorporated †	248,394	43,799,314
Teledyne Technologies Incorporated †	134,072	58,574,716
		141,922,610
See accompanying notes to portfolio of investments

2  |  Allspring Discovery Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
IT services: 10.22%
EPAM Systems Incorporated †	48,476	$ 32,403,782
Globant SA †	222,345	69,836,341
Marqeta Incorporated †«	1,197,500	20,561,075
MongoDB Incorporated †	172,463	91,293,289
StoneCo Limited Class A †	629,095	10,606,542
WNS Holdings Limited ADR †	471,823	41,624,225
		266,325,254
Semiconductors & semiconductor equipment: 5.43%
Brooks Automation Incorporated	333,300	34,366,563
Enphase Energy Incorporated †	263,276	48,163,711
Impinj Incorporated †	278,000	24,658,600
MKS Instruments Incorporated	197,697	34,432,886
		141,621,760
Software: 14.69%
Avalara Incorporated †	322,077	41,583,361
Bill.com Holdings Incorporated †	291,914	72,730,373
Black Knight Incorporated †	746,495	61,876,971
Crowdstrike Holdings Incorporated Class A †	197,854	40,510,607
Elastic NV †	366,503	45,112,854
Five9 Incorporated †	567,506	77,929,924
Lightspeed Commerce Incorporated †	603,119	24,384,101
Olo Incorporated Class A †	909,251	18,921,513
		383,049,704
Real estate: 1.92%
Equity REITs: 1.92%
Rexford Industrial Realty Incorporated	617,765	50,106,919
Total Common stocks (Cost $1,738,268,113)		2,591,279,027

		Yield
Short-term investments: 3.91%
Investment companies: 3.91%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	23,777,626	23,777,626
Securities Lending Cash Investments LLC ♠∩∞		0.07	78,123,355	78,123,355
Total Short-term investments (Cost $101,900,981)				101,900,981
Total investments in securities (Cost $1,840,169,094)	103.30%			2,693,180,008
Other assets and liabilities, net	(3.30)			(86,113,520)
Total net assets	100.00%			$2,607,066,488

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Discovery Fund  |  3

Portfolio of investments—December 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$47,190,964	$276,520,802	$(299,934,140)	$0	$0	$23,777,626	23,777,626	$3,023
Securities Lending Cash Investments LLC	40,586,150	192,758,150	(155,220,945)	0	0	78,123,355	78,123,355	6,472#
				$0	$0	$101,900,981		$9,495

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Allspring Discovery Fund  |  5

Notes to portfolio of investments—December 31, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$142,087,747	$0	$0	$142,087,747
Consumer discretionary	331,954,668	0	0	331,954,668
Financials	98,867,210	0	0	98,867,210
Health care	618,497,232	0	0	618,497,232
Industrials	416,845,923	0	0	416,845,923
Information technology	932,919,328	0	0	932,919,328
Real estate	50,106,919	0	0	50,106,919
Short-term investments
Investment companies	101,900,981	0	0	101,900,981
Total assets	$2,693,180,008	$0	$0	$2,693,180,008
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Discovery Fund